Basis of preparation (Details)	12 Months Ended
Dec. 31, 2021
Auttar H.U.T. Processamento de Dados Ltda. (“Auttar”)
Disclosure of subsidiaries [line items]
Equity interest %	100.00%
Getnet Sociedade de Crédito Direto S.A (“SCD”)
Disclosure of subsidiaries [line items]
Equity interest %	100.00%
Eyemobile Tecnologia S.A. (“Eyemobile”)
Disclosure of subsidiaries [line items]
Equity interest %	60.00% [1]

[1]	On May 12, 2021, Getnet Adquirência e Serviços para Meios de Pagamentos S.A. entered into an investment and other agreements with Eyemobile, as consenting intervening party, establishing the terms of the negotiation for the purchase and sale of the shares representing Eyemobile's capital stock. The control acquisition was concluded on August 3, 2021, so that Getnet now holds 60% of Eyemobile's voting shares for the amount of R$19,415, corresponding to the equity value of the shares on the purchase date, plus the amount of the contribution of the shares paid up upon subscription. The Company's corporate purpose is to explore the development and licensing of customizable computer programs, the rental of office machines and equipment, and the specialized retail trade of computer equipment and supplies.